Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2025
Fair Value Disclosures [Abstract]
Summary of liabilities measured at fair value on a recurring basis

March 31, 2025	Level 1	Level 2	Level 3	Total
Liabilities:
Forward Purchase Agreement put option liability	$-	$-	$5,034	$5,034
Public Warrants	344	-	-	344
Private Placement Warrants	-	-	285	285
Total liabilities	$344	$-	$5,319	$5,663

March 31, 2024	Level 1	Level 2	Level 3	Total
Liabilities:
Forward Purchase Agreement put option liability	$-	$-	$10,244	$10,244
Public Warrants	747	-	-	747
Private Placement Warrants	-	-	620	620
Total liabilities	$747	$-	$10,864	$11,611

Schedule of purchase agreement
Year Ended March 31, 2025
Expected Term (Years)	0.75
Risk free Interest Rate	4.0%
Volatility	80.0%
Stock price at measurement date	$0.6

Schedule of purchase agreement

	Year Ended March 31,
	2024	2024
Weighted Average Fair Value	10,244
Expected Term (Years)	0.60	0.60
Risk free Interest Rate	5.10%	5.10%
Volatility	39.00%	39.00%
Reference Price for one share of Class A common stock	$10.69	2.21
Probability (Weight) - No Dilutive Offering Reset / With Dilutive Offering Reset due to PIPE transaction*	5%	95%
Fair Value of Forward Purchase Agreement Put Option Liability [in thousands]	$40,880	8,631
Stock price at measurement date	$2.6	2.6

Note:	The private placement announced and completed on April 8, 2024. Quoted share price of Class A ordinary shares of the Company when PIPE (Private Investment in Public Entity) transaction took place was $2.21 approx.

Schedule of derivative contract assumptions

Term (years)	3.61
Risk-free interest rate	4.00%
Stock price at measurement date	$0.6

Summary of the changes in the fair value of derivative warrant liabilities

	Forward Purchase Agreement Put Option Liability	Public Warrant Liability	Private Placement Liability	Total
Fair value at April 1, 2024	$10,244	$747	$620	$11,611
Change in fair value (gain) / loss	(4,585)	(403)	(355)	(5,323)
Settlement of forward purchase agreement put option liability	(625)	-	-	(625)
Fair value as of March 31, 2025	$5,034	$344	$285	$5,663